Employee benefits - Movements in the fair value of plan assets (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Employee benefits [Line Items]
Plan assets at fair value as at January 1	$ 148,392	$ 197,254	$ 259,245
Transfer of assets to fund defined contribution benefit plan			(38,327)
Benefits paid by the plan			(16,772)
Expected return on plan assets	13,678		23,244
Actuarial losses recognized in other comprehensive income	1,581		(30,136)
Fair value of plan assets as at December 31	163,651	148,392	197,254
Current Reported
Disclosure of Employee benefits [Line Items]
Plan assets at fair value as at January 1	$ 148,392	197,247
Transfer of assets to fund defined contribution benefit plan		(39,079)
Benefits paid by the plan		(32,027)
Expected return on plan assets		19,615
Actuarial losses recognized in other comprehensive income		2,636
Fair value of plan assets as at December 31		$ 148,392	$ 197,247